Schedule of Investments(a)
Invesco AI and Next Gen Software ETF (IGPT)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Advertising-1.25%
Magnite, Inc.(b)(c)	21,136	$486,339
Trade Desk, Inc. (The), Class A(b)	67,127	5,837,364
		6,323,703
Aerospace & Defense-0.25%
AeroVironment, Inc.(b)(c)	4,689	1,254,964
Alternative Carriers-0.06%
Cogent Communications Holdings, Inc.(c)	6,490	295,879
Application Software-18.32%
Adobe, Inc.(b)	63,664	22,771,976
Autodesk, Inc.(b)	32,048	9,714,069
Bentley Systems, Inc., Class B(c)	26,979	1,564,242
Braze, Inc., Class A(b)(c)	12,718	354,451
Cadence Design Systems, Inc.(b)(c)	35,581	12,971,765
Dassault Systemes SE (France)	108,614	3,578,582
DocuSign, Inc.(b)	30,331	2,294,237
DoubleVerify Holdings, Inc.(b)	20,161	308,867
Elastic N.V.(b)	13,667	1,143,928
Five9, Inc.(b)(c)	11,283	291,440
Freshworks, Inc., Class A(b)(c)	33,750	438,412
Horizon Robotics (China)(b)	1,351,979	1,188,575
HubSpot, Inc.(b)	7,901	4,105,755
Informatica, Inc., Class A(b)	16,446	406,216
MicroStrategy, Inc., Class A(b)	38,035	15,284,745
Nemetschek SE (Germany)	5,189	775,396
Nice Ltd. (Israel)(b)	7,905	1,235,805
Pegasystems, Inc.	12,971	761,527
Samsara, Inc., Class A(b)	44,056	1,675,450
Synopsys, Inc.(b)	15,310	9,698,426
Unity Software, Inc.(b)(c)	52,270	1,743,727
		92,307,591
Casinos & Gaming-0.07%
Genius Sports Ltd. (United Kingdom)(b)(c)	32,369	364,151
Consumer Electronics-0.61%
Garmin Ltd.	14,149	3,095,235
Data Center REITs-4.03%
Digital Realty Trust, Inc.	47,182	8,324,792
Equinix, Inc.	14,657	11,508,237
Keppel DC REIT (Singapore)	267,319	486,867
		20,319,896
Electrical Components & Equipment-2.58%
AMETEK, Inc.	24,358	4,502,576
Emerson Electric Co.	45,504	6,621,287
Nidec Corp. (Japan)	96,731	1,859,670
		12,983,533
Electronic Components-0.25%
Largan Precision Co. Ltd. (Taiwan)	15,853	1,243,401
Electronic Equipment & Instruments-3.56%
Cognex Corp.(c)	25,144	1,025,121
Halma PLC (United Kingdom)	41,418	1,775,839
Hexagon AB, Class B (Sweden)(c)	275,885	3,040,594
INFICON HOLDING AG (Switzerland)	2,552	307,148
Keyence Corp. (Japan)	30,953	11,219,365
Novanta, Inc.(b)(c)	2,755	338,920
RoboSense Technology Co., Ltd. (China)(b)	54,901	213,291
		17,920,278
	Shares	Value
Electronic Manufacturing Services-0.14%
Foxconn Industrial Internet Co. Ltd. (China)	72,400	$345,821
IPG Photonics Corp.(b)(c)	4,583	343,221
		689,042
Health Care Equipment-5.11%
Intuitive Surgical, Inc.(b)	53,541	25,758,040
Health Care Services-0.11%
RadNet, Inc.(b)(c)	10,556	577,730
Industrial Machinery & Supplies & Components-0.91%
ATS Corp. (Canada)(b)(c)	11,045	335,932
Fortive Corp.	40,394	1,936,084
Harmonic Drive Systems, Inc. (Japan)	9,297	176,621
Hiwin Technologies Corp. (Taiwan)	38,090	267,391
MINEBEA MITSUMI, Inc. (Japan)	34,959	551,313
Rainbow Robotics (South Korea)(b)	1,292	254,691
UBTech Robotics Corp Ltd. (China)(b)(c)	26,959	306,182
Yaskawa Electric Corp. (Japan)(c)	35,413	742,192
		4,570,406
Interactive Home Entertainment-0.66%
Electronic Arts, Inc.	21,666	3,303,848
Interactive Media & Services-18.59%
Alphabet, Inc., Class A	214,905	41,240,270
Baidu, Inc., A Shares (China)(b)	181,641	1,987,395
Meta Platforms, Inc., Class A	54,456	42,118,449
Pinterest, Inc., Class A(b)	89,014	3,435,940
Reddit, Inc., Class A(b)(c)	18,242	2,929,483
Snap, Inc., Class A(b)(c)	177,404	1,672,920
Trump Media & Technology Group Corp.(b)(c)	15,677	275,758
		93,660,215
Internet Services & Infrastructure-2.49%
GDS Holdings Ltd., A Shares (China)(b)	103,779	467,706
NEXTDC Ltd. (Australia)(b)(c)	96,058	886,163
Snowflake, Inc., Class A(b)	50,046	11,185,281
		12,539,150
Movies & Entertainment-0.31%
Roku, Inc., Class A(b)	16,624	1,565,316
Semiconductors-35.90%
Advanced Micro Devices, Inc.(b)(c)	241,450	42,570,049
Alchip Technologies Ltd. (Taiwan)	11,285	1,442,641
Ambarella, Inc.(b)	6,275	414,715
ARM Holdings PLC, ADR(b)(c)	20,108	2,842,768
ASMedia Technology, Inc. (Taiwan)	5,032	316,596
Astera Labs, Inc.(b)	20,511	2,804,469
Cambricon Technologies Corp. Ltd. (China)(b)	3,663	359,682
Credo Technology Group Holding Ltd.(b)	21,745	2,425,655
Global Unichip Corp. (Taiwan)	8,469	339,160
Hygon Information Technology Co. Ltd., A Shares (China)	20,396	392,828
Intel Corp.	454,847	9,005,971
Kioxia Holdings Corp. (Japan)(b)	56,162	916,659
Lattice Semiconductor Corp.(b)(c)	20,597	1,026,349
MediaTek, Inc. (Taiwan)	240,043	10,870,245
Microchip Technology, Inc.	59,286	4,007,141
Micron Technology, Inc.	167,499	18,280,841
Nanya Technology Corp. (Taiwan)(b)	174,993	257,620
NVIDIA Corp.	260,395	46,316,459
QUALCOMM, Inc.	133,825	19,640,157
Silicon Laboratories, Inc.(b)	4,881	643,169
SK hynix, Inc. (South Korea)	78,693	15,251,960
See accompanying notes which are an integral part of this schedule.

Invesco AI and Next Gen Software ETF (IGPT)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Semiconductors-(continued)
Socionext, Inc. (Japan)(c)	26,614	$502,552
Winbond Electronics Corp. (Taiwan)(b)	476,093	273,240
		180,900,926
Systems Software-0.19%
Dolby Laboratories, Inc., Class A	8,533	642,876
Teradata Corp.(b)(c)	14,150	296,160
		939,036
Technology Hardware, Storage & Peripherals-4.53%
Gigabyte Technology Co. Ltd. (Taiwan)	59,972	544,106
Hewlett Packard Enterprise Co.	137,829	2,851,682
MiTAC Holdings Corp. (Taiwan)(b)	133,534	338,142
NetApp, Inc.	22,706	2,364,376
Pure Storage, Inc., Class A(b)(c)	26,284	1,564,423
Seagate Technology Holdings PLC	31,792	4,991,662
Super Micro Computer, Inc.(b)(c)	75,077	4,427,291
Western Digital Corp.(c)	52,262	4,112,497
Wiwynn Corp. (Taiwan)	17,751	1,620,073
		22,814,252
Total Common Stocks & Other Equity Interests (Cost $393,833,426)		503,426,592
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $570,133)	570,133	570,133
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $394,403,559)		503,996,725
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.37%
Invesco Private Government Fund, 4.32%(d)(e)(f)	21,619,209	$21,619,209
Invesco Private Prime Fund, 4.46%(d)(e)(f)	55,778,513	55,789,669
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $77,408,878)		77,408,878
TOTAL INVESTMENTS IN SECURITIES-115.40% (Cost $471,812,437)		581,405,603
OTHER ASSETS LESS LIABILITIES-(15.40)%		(77,583,934)
NET ASSETS-100.00%		$503,821,669

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$130,743	$2,439,424	$(2,000,034)	$-	$-	$570,133	$3,643
See accompanying notes which are an integral part of this schedule.

Invesco AI and Next Gen Software ETF (IGPT)—(continued)
July 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$9,825,361	$53,834,272	$(42,040,424)	$-	$-	$21,619,209	$79,120 *
Invesco Private Prime Fund	25,561,595	122,820,131	(92,591,933)	-	(124)	55,789,669	212,816 *
Total	$35,517,699	$179,093,827	$(136,632,391)	$-	$(124)	$77,979,011	$295,579

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Biotechnology & Genome ETF (PBE)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Biotechnology-79.93%
Acadia Pharmaceuticals, Inc.(b)	274,434	$6,539,762
Alnylam Pharmaceuticals, Inc.(b)	38,484	15,094,964
Amgen, Inc.	39,951	11,789,540
Amicus Therapeutics, Inc.(b)	975,908	5,845,689
Anavex Life Sciences Corp.(b)(c)	826,278	9,336,941
Arrowhead Pharmaceuticals, Inc.(b)(c)	396,206	6,260,055
BioCryst Pharmaceuticals, Inc.(b)	564,381	4,594,061
BioMarin Pharmaceutical, Inc.(b)	192,125	11,114,431
CareDx, Inc.(b)(c)	345,416	4,243,436
Catalyst Pharmaceuticals, Inc.(b)	245,155	5,229,156
Dynavax Technologies Corp.(b)(c)	622,665	6,836,862
Exact Sciences Corp.(b)	107,668	5,055,013
Exelixis, Inc.(b)	141,324	5,118,755
Gilead Sciences, Inc.	102,340	11,491,759
Halozyme Therapeutics, Inc.(b)	111,902	6,710,763
Incyte Corp.(b)	93,186	6,978,699
MannKind Corp.(b)(c)	1,448,197	5,474,185
Neurocrine Biosciences, Inc.(b)	49,655	6,367,261
Protagonist Therapeutics, Inc.(b)(c)	131,159	7,064,224
PTC Therapeutics, Inc.(b)(c)	127,239	6,630,424
TG Therapeutics, Inc.(b)(c)	172,805	6,134,577
United Therapeutics Corp.(b)	35,460	9,740,862
Veracyte, Inc.(b)(c)	217,722	5,118,644
Vertex Pharmaceuticals, Inc.(b)	25,031	11,435,913
		180,205,976
Life Sciences Tools & Services-11.79%
Illumina, Inc.(b)	135,343	13,901,079
QIAGEN N.V.	138,874	6,852,050
Repligen Corp.(b)	49,696	5,817,911
		26,571,040
	Shares	Value
Pharmaceuticals-8.31%
Collegium Pharmaceutical, Inc.(b)(c)	206,569	$6,168,150
Royalty Pharma PLC, Class A	341,523	12,568,047
		18,736,197
Total Common Stocks & Other Equity Interests (Cost $205,314,050)		225,513,213
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $96,263)	96,263	96,263
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $205,410,313)		225,609,476
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.33%
Invesco Private Government Fund, 4.32%(d)(e)(f)	7,087,838	7,087,838
Invesco Private Prime Fund, 4.46%(d)(e)(f)	18,451,337	18,455,027
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,542,865)		25,542,865
TOTAL INVESTMENTS IN SECURITIES-111.40% (Cost $230,953,178)		251,152,341
OTHER ASSETS LESS LIABILITIES-(11.40)%		(25,708,425)
NET ASSETS-100.00%		$225,443,916

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$138,392	$736,800	$(778,929)	$-	$-	$96,263	$1,767
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,312,059	32,981,066	(32,205,287)	-	-	7,087,838	76,500 *
Invesco Private Prime Fund	16,313,117	71,586,502	(69,444,437)	685	(840)	18,455,027	205,752 *
Total	$22,763,568	$105,304,368	$(102,428,653)	$685	$(840)	$25,639,128	$284,019

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Biotechnology & Genome ETF (PBE)—(continued)
July 31, 2025
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Building & Construction ETF (PKB)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Building Products-17.71%
Armstrong World Industries, Inc.	39,689	$7,468,279
Carrier Global Corp.	158,905	10,904,061
Griffon Corp.	90,521	7,356,642
Janus International Group, Inc.(b)(c)	756,287	6,481,380
Johnson Controls International PLC	113,781	11,947,005
		44,157,367
Construction & Engineering-34.21%
AECOM	57,295	6,459,438
Argan, Inc.	29,768	7,292,565
Comfort Systems USA, Inc.	12,913	9,081,713
EMCOR Group, Inc.	24,169	15,165,806
MasTec, Inc.(b)	40,332	7,631,218
MYR Group, Inc.(b)(c)	39,001	7,546,693
Primoris Services Corp.(c)	85,901	8,089,297
Sterling Infrastructure, Inc.(b)(c)	32,753	8,764,375
Tutor Perini Corp.(b)(c)	169,912	8,181,263
Valmont Industries, Inc.	19,560	7,118,862
		85,331,230
Construction Machinery & Heavy Transportation Equipment-2.50%
Astec Industries, Inc.	156,985	6,226,025
Construction Materials-23.53%
CRH PLC	120,720	11,522,724
Eagle Materials, Inc.	28,736	6,445,197
Knife River Corp.(b)	63,132	5,207,127
Martin Marietta Materials, Inc.	20,251	11,641,895
Titan America S.A. (Belgium)(b)(c)	435,159	6,244,532
United States Lime & Minerals, Inc.	59,531	5,928,097
Vulcan Materials Co.	42,549	11,686,934
		58,676,506
Forest Products-2.41%
Louisiana-Pacific Corp.	66,439	6,006,750
Gas Utilities-2.71%
Southwest Gas Holdings, Inc.	86,552	6,763,173
Home Improvement Retail-4.57%
Home Depot, Inc. (The)	31,029	11,403,468
	Shares	Value
Homebuilding-7.03%
Cavco Industries, Inc.(b)(c)	13,721	$5,538,756
NVR, Inc.(b)	1,589	11,996,140
		17,534,896
Office Services & Supplies-2.52%
Interface, Inc.(c)	305,241	6,294,069
Research & Consulting Services-2.77%
Jacobs Solutions, Inc.	48,710	6,910,488
Total Common Stocks & Other Equity Interests (Cost $216,427,241)		249,303,972
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $268,474)	268,474	268,474
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $216,695,715)		249,572,446
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.92%
Invesco Private Government Fund, 4.32%(d)(e)(f)	3,391,814	3,391,814
Invesco Private Prime Fund, 4.46%(d)(e)(f)	8,872,262	8,874,036
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,265,850)		12,265,850
TOTAL INVESTMENTS IN SECURITIES-104.99% (Cost $228,961,565)		261,838,296
OTHER ASSETS LESS LIABILITIES-(4.99)%		(12,450,437)
NET ASSETS-100.00%		$249,387,859

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$236,618	$607,449	$(575,593)	$-	$-	$268,474	$3,478
See accompanying notes which are an integral part of this schedule.

Invesco Building & Construction ETF (PKB)—(continued)
July 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,653,855	$17,484,017	$(19,746,058)	$-	$-	$3,391,814	$52,161 *
Invesco Private Prime Fund	13,752,136	44,251,989	(49,130,003)	735	(821)	8,874,036	139,547 *
Total	$19,642,609	$62,343,455	$(69,451,654)	$735	$(821)	$12,534,324	$195,186

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Energy Exploration & Production ETF (PXE)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Gas Utilities-2.69%
National Fuel Gas Co.	21,585	$1,873,362
Integrated Oil & Gas-4.99%
Occidental Petroleum Corp.	79,079	3,474,731
Oil & Gas Exploration & Production-74.12%
Antero Resources Corp.(b)	44,691	1,561,057
APA Corp.(c)	103,710	2,000,566
California Resources Corp.	42,053	2,026,114
Chord Energy Corp.(c)	19,695	2,172,949
Civitas Resources, Inc.(c)	62,226	1,889,181
CNX Resources Corp.(b)	55,891	1,694,056
Coterra Energy, Inc.	132,391	3,229,016
Crescent Energy Co., Class A	206,823	1,911,045
Devon Energy Corp.	104,984	3,487,568
EOG Resources, Inc.	29,589	3,551,272
EQT Corp.	58,191	3,127,766
Gulfport Energy Corp.(b)(c)	9,070	1,579,359
HighPeak Energy, Inc.(c)	180,788	1,802,456
Mach Natural Resources L.P.	132,980	2,001,349
Magnolia Oil & Gas Corp., Class A	81,159	1,933,207
Matador Resources Co.(c)	40,653	2,027,772
Murphy Oil Corp.(c)	83,771	2,078,358
Northern Oil and Gas, Inc.(c)	65,281	1,838,313
Ovintiv, Inc.	49,144	2,023,750
Permian Resources Corp.	139,924	1,981,324
Range Resources Corp.	45,094	1,655,852
SM Energy Co.	75,335	2,078,493
Talos Energy, Inc.(b)(c)	224,123	1,916,252
Vitesse Energy, Inc.(c)	84,046	2,011,221
		51,578,296
Oil & Gas Refining & Marketing-18.14%
HF Sinclair Corp.	49,050	2,155,257
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Marathon Petroleum Corp.	20,275	$3,450,602
Phillips 66	28,788	3,557,621
Valero Energy Corp.	25,179	3,457,329
		12,620,809
Total Common Stocks & Other Equity Interests (Cost $73,197,166)		69,547,198
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $113,173)	113,173	113,173
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $73,310,339)		69,660,371
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.96%
Invesco Private Government Fund, 4.32%(d)(e)(f)	3,089,545	3,089,545
Invesco Private Prime Fund, 4.46%(d)(e)(f)	8,014,239	8,015,842
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,105,387)		11,105,387
TOTAL INVESTMENTS IN SECURITIES-116.06% (Cost $84,415,726)		80,765,758
OTHER ASSETS LESS LIABILITIES-(16.06)%		(11,178,139)
NET ASSETS-100.00%		$69,587,619

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$109,484	$1,012,124	$(1,008,435)	$-	$-	$113,173	$1,182
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,995,382	15,250,602	(17,156,439)	-	-	3,089,545	42,082 *
Invesco Private Prime Fund	13,014,651	40,360,151	(45,359,044)	512	(428)	8,015,842	114,881 *
Total	$18,119,517	$56,622,877	$(63,523,918)	$512	$(428)	$11,218,560	$158,145

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Energy Exploration & Production ETF (PXE)—(continued)
July 31, 2025
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Food & Beverage ETF (PBJ)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Agricultural Products & Services-2.96%
Fresh Del Monte Produce, Inc.(b)	75,314	$2,831,053
Brewers-2.46%
Molson Coors Beverage Co., Class B(b)	48,218	2,349,181
Fertilizers & Agricultural Chemicals-5.13%
Corteva, Inc.	68,036	4,907,437
Food Distributors-13.89%
Chefs’ Warehouse, Inc. (The)(b)(c)	41,122	2,819,324
Sysco Corp.	66,279	5,275,809
United Natural Foods, Inc.(b)(c)	85,778	2,370,904
US Foods Holding Corp.(c)	33,681	2,806,638
		13,272,675
Food Retail-20.38%
Albertson’s Cos., Inc., Class A(b)	117,699	2,262,175
Ingles Markets, Inc., Class A(b)	42,344	2,664,708
Kroger Co. (The)	70,623	4,950,672
Maplebear, Inc.(b)(c)	55,528	2,663,678
Natural Grocers by Vitamin Cottage, Inc.(b)	54,498	2,064,929
Sprouts Farmers Market, Inc.(c)	15,900	2,409,486
Weis Markets, Inc.(b)	34,075	2,467,371
		19,483,019
Packaged Foods & Meats-26.98%
Adecoagro S.A. (Brazil)(b)	275,901	2,535,530
Cal-Maine Foods, Inc.	27,351	3,039,790
J.M. Smucker Co. (The)	22,929	2,461,199
Mission Produce, Inc.(b)(c)	249,552	3,079,471
Mondelez International, Inc., Class A	71,603	4,631,998
Nomad Foods Ltd. (United Kingdom)(b)	149,300	2,514,212
Pilgrim’s Pride Corp.	54,079	2,562,804
Post Holdings, Inc.(b)(c)	23,796	2,517,855
Tyson Foods, Inc., Class A	46,809	2,448,111
		25,790,970
Restaurants-13.51%
Domino’s Pizza, Inc.	5,392	2,497,628
DoorDash, Inc., Class A(c)	23,378	5,850,345
McDonald’s Corp.	15,210	4,564,065
		12,912,038
	Shares	Value
Soft Drinks & Non-alcoholic Beverages-14.61%
Coca-Cola Consolidated, Inc.	23,132	$2,585,001
Keurig Dr Pepper, Inc.	145,727	4,757,986
Monster Beverage Corp.(c)	74,565	4,380,694
Primo Brands Corp.(b)	81,100	2,239,171
		13,962,852
Total Common Stocks & Other Equity Interests (Cost $87,790,223)		95,509,225
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $232,964)	232,964	232,964
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $88,023,187)		95,742,189
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.18%
Invesco Private Government Fund, 4.32%(d)(e)(f)	4,037,906	4,037,906
Invesco Private Prime Fund, 4.46%(d)(e)(f)	10,468,946	10,471,040
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,508,946)		14,508,946
TOTAL INVESTMENTS IN SECURITIES-115.34% (Cost $102,532,133)		110,251,135
OTHER ASSETS LESS LIABILITIES-(15.34)%		(14,662,949)
NET ASSETS-100.00%		$95,588,186

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$201,332	$1,012,703	$(981,071)	$-	$-	$232,964	$1,971
See accompanying notes which are an integral part of this schedule.

Invesco Food & Beverage ETF (PBJ)—(continued)
July 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,285,869	$19,892,494	$(19,140,457)	$-	$-	$4,037,906	$36,881 *
Invesco Private Prime Fund	8,543,830	40,496,359	(38,569,410)	-	261	10,471,040	98,298 *
Total	$12,031,031	$61,401,556	$(58,690,938)	$-	$261	$14,741,910	$137,150

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Leisure and Entertainment ETF (PEJ)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Broadcasting-2.53%
Fox Corp., Class A	156,828	$8,744,729
Casinos & Gaming-15.10%
Accel Entertainment, Inc.(b)	774,425	9,959,105
Boyd Gaming Corp.(c)	116,154	9,861,475
Monarch Casino & Resort, Inc.(c)	103,880	10,695,485
Sportradar Group AG (Switzerland)(b)	367,225	10,858,843
Super Group (SGHC) Ltd. (Guernsey)	1,000,115	10,751,236
		52,126,144
Food Distributors-7.84%
Sysco Corp.	221,965	17,668,414
US Foods Holding Corp.(b)	112,784	9,398,291
		27,066,705
Food Retail-2.59%
Maplebear, Inc.(b)(c)	185,996	8,922,228
Hotels, Resorts & Cruise Lines-13.24%
Booking Holdings, Inc.	2,943	16,198,449
Expedia Group, Inc.	53,042	9,559,229
Royal Caribbean Cruises Ltd.(c)	62,784	19,957,150
		45,714,828
Leisure Facilities-2.53%
Life Time Group Holdings, Inc.(b)(c)	303,852	8,726,629
Movies & Entertainment-16.28%
Liberty Media Corp.-Liberty Formula One(b)(c)	90,496	9,081,274
Live Nation Entertainment, Inc.(b)(c)	112,175	16,568,247
Madison Square Garden Sports Corp., Class A(b)(c)	45,750	9,246,075
TKO Group Holdings, Inc.	55,055	9,249,791
Warner Bros. Discovery, Inc.(b)	916,335	12,068,132
		56,213,519
Passenger Airlines-10.72%
Copa Holdings S.A., Class A (Panama)(c)	80,526	8,911,007
SkyWest, Inc.(b)	86,091	9,983,113
United Airlines Holdings, Inc.(b)	205,214	18,122,448
		37,016,568
Passenger Ground Transportation-2.18%
Lyft, Inc., Class A(b)	536,211	7,539,127
	Shares	Value
Restaurants-26.93%
BJ’s Restaurants, Inc.(b)(c)	196,874	$6,975,246
Brinker International, Inc.(b)	52,995	8,352,012
Cheesecake Factory, Inc. (The)(c)	157,905	10,091,709
Cracker Barrel Old Country Store, Inc.(c)	147,946	9,172,652
Darden Restaurants, Inc.	74,951	15,115,368
Domino’s Pizza, Inc.	18,058	8,364,646
DoorDash, Inc., Class A(b)	78,304	19,595,576
McDonald’s Corp.	50,940	15,285,566
		92,952,775
Total Common Stocks & Other Equity Interests (Cost $299,252,410)		345,023,252
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $371,687)	371,687	371,687
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $299,624,097)		345,394,939
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.74%
Invesco Private Government Fund, 4.32%(d)(e)(f)	12,189,347	12,189,347
Invesco Private Prime Fund, 4.46%(d)(e)(f)	31,782,117	31,788,473
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,977,820)		43,977,820
TOTAL INVESTMENTS IN SECURITIES-112.79% (Cost $343,601,917)		389,372,759
OTHER ASSETS LESS LIABILITIES-(12.79)%		(44,143,314)
NET ASSETS-100.00%		$345,229,445

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$265,533	$521,982	$(415,828)	$-	$-	$371,687	$3,108
See accompanying notes which are an integral part of this schedule.

Invesco Leisure and Entertainment ETF (PEJ)—(continued)
July 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$28,133,782	$46,108,455	$(62,052,890)	$-	$-	$12,189,347	$147,200 *
Invesco Private Prime Fund	52,467,864	125,000,416	(145,679,640)	317	(484)	31,788,473	401,774 *
Total	$80,867,179	$171,630,853	$(208,148,358)	$317	$(484)	$44,349,507	$552,082

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Next Gen Connectivity ETF (KNCT)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Application Software-5.08%
Cadence Design Systems, Inc.(b)(c)	1,404	$511,856
Confluent, Inc., Class A(b)	1,744	30,912
Datadog, Inc., Class A(b)	1,964	274,921
DocuSign, Inc.(b)	1,234	93,340
Dynatrace, Inc.(b)(c)	1,827	96,119
Nutanix, Inc., Class A(b)	1,625	122,151
Synopsys, Inc.(b)	922	584,059
		1,713,358
Cable & Satellite-1.98%
Charter Communications, Inc., Class A(b)	569	153,266
Comcast Corp., Class A	14,027	466,117
Liberty Broadband Corp., Class C(b)	750	45,990
		665,373
Communications Equipment-9.68%
Accton Technology Corp. (Taiwan)	3,144	92,856
Arista Networks, Inc.(b)	6,556	807,830
Ciena Corp.(b)(c)	866	80,399
Cisco Systems, Inc.	22,497	1,531,596
F5, Inc.(b)	350	109,697
Motorola Solutions, Inc.	876	384,547
Nokia OYJ (Finland)	31,259	127,765
Telefonaktiebolaget LM Ericsson, Class B (Sweden)(c)	17,628	128,429
		3,263,119
Construction & Engineering-0.13%
Dycom Industries, Inc.(b)(c)	158	42,472
Data Center REITs-2.41%
Digital Realty Trust, Inc.	1,933	341,059
Equinix, Inc.	600	471,102
		812,161
Electrical Components & Equipment-0.33%
Fujikura Ltd. (Japan)	1,641	111,621
Electronic Components-1.93%
Amphenol Corp., Class A	4,674	497,828
Coherent Corp.(b)	947	101,897
Largan Precision Co. Ltd. (Taiwan)	653	51,217
		650,942
Electronic Equipment & Instruments-0.35%
Keysight Technologies, Inc.(b)	723	118,507
Electronic Manufacturing Services-0.89%
TE Connectivity PLC (Switzerland)	1,450	298,337
Integrated Telecommunication Services-13.54%
AT&T, Inc.	43,503	1,192,417
BCE, Inc. (Canada)(c)	2,346	54,843
BT Group PLC (United Kingdom)(c)	26,159	71,587
Cellnex Telecom S.A. (Spain)(d)	2,772	98,110
China Tower Corp. Ltd., H Shares (China)(d)	25,498	35,680
Chunghwa Telecom Co. Ltd. (Taiwan)	13,108	56,643
Deutsche Telekom AG (Germany)	14,263	513,057
Elisa OYJ (Finland)	917	47,321
Frontier Communications Parent, Inc.(b)	1,442	52,979
NTT, Inc. (Japan)	75,222	76,118
Orange S.A. (France)	7,872	120,093
PT Telkom Indonesia (Persero) Tbk (Indonesia)	267,300	46,937
Swisscom AG (Switzerland)	87	60,466
Telefonica S.A. (Spain)(c)	24,196	125,237
Telenor ASA (Norway)	3,358	51,741
	Shares	Value
Integrated Telecommunication Services-(continued)
Telia Co. AB (Sweden)(c)	11,773	$41,704
Telstra Group Ltd. (Australia)	22,122	70,636
TELUS Corp. (Canada)	4,308	69,549
T-Mobile US, Inc.	2,823	673,031
Verizon Communications, Inc.	25,826	1,104,320
		4,562,469
Internet Services & Infrastructure-2.02%
Akamai Technologies, Inc.(b)	891	67,992
Cloudflare, Inc., Class A(b)	1,905	395,631
MongoDB, Inc.(b)	498	118,469
Okta, Inc.(b)	1,018	99,560
		681,652
IT Consulting & Other Services-6.40%
Accenture PLC, Class A (Ireland)	2,522	673,626
Fujitsu Ltd. (Japan)	6,083	132,780
International Business Machines Corp.	4,157	1,052,345
Kyndryl Holdings, Inc.(b)	1,278	48,270
NEC Corp. (Japan)	5,618	161,653
TIS, Inc. (Japan)	1,114	35,611
Wipro Ltd. (India)	18,605	52,335
		2,156,620
Research & Consulting Services-0.30%
Booz Allen Hamilton Holding Corp.	406	43,576
CACI International, Inc., Class A(b)(c)	127	58,492
		102,068
Security & Alarm Services-0.18%
SECOM Co. Ltd. (Japan)	1,699	61,140
Semiconductors-27.95%
ARM Holdings PLC, ADR(b)(c)	818	115,645
Broadcom, Inc.	10,220	3,001,614
Credo Technology Group Holding Ltd.(b)	1,035	115,454
Intel Corp.	25,239	499,732
Lattice Semiconductor Corp.(b)(c)	838	41,758
MACOM Technology Solutions Holdings, Inc.(b)	200	27,428
Marvell Technology, Inc.	5,305	426,363
Microchip Technology, Inc.	2,411	162,960
Micron Technology, Inc.	5,586	609,656
QUALCOMM, Inc.	6,653	976,394
Rambus, Inc.(b)	654	48,350
SK hynix, Inc. (South Korea)	2,247	435,504
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	74,211	2,857,071
United Microelectronics Corp. (Taiwan)	73,049	101,222
		9,419,151
Systems Software-7.00%
Check Point Software Technologies Ltd. (Israel)(b)	509	94,776
Commvault Systems, Inc.(b)	253	48,057
CrowdStrike Holdings, Inc., Class A(b)	1,523	692,310
CyberArk Software Ltd.(b)	301	123,853
Fortinet, Inc.(b)	3,976	397,202
Palo Alto Networks, Inc.(b)(c)	4,077	707,767
Rubrik, Inc., Class A(b)	752	71,402
Trend Micro, Inc. (Japan)	799	48,821
Zscaler, Inc.(b)	614	175,334
		2,359,522
Technology Hardware, Storage & Peripherals-13.14%
Apple, Inc.	13,137	2,726,847
See accompanying notes which are an integral part of this schedule.

Invesco Next Gen Connectivity ETF (KNCT)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Technology Hardware, Storage & Peripherals-(continued)
Lite-On Technology Corp. (Taiwan)	8,196	$32,403
NetApp, Inc.	1,239	129,017
Samsung Electronics Co. Ltd. (South Korea)	21,439	1,092,617
Xiaomi Corp., B Shares (China)(b)(d)	66,377	446,581
		4,427,465
Telecom Tower REITs-2.77%
American Tower Corp.	2,863	596,620
Crown Castle, Inc.	1,801	189,267
SBA Communications Corp., Class A	655	147,192
		933,079
Wireless Telecommunication Services-3.76%
America Movil S.A.B. de C.V., Class B (Mexico)	136,767	123,703
Bharti Airtel Ltd. (India)	16,492	359,017
KDDI Corp. (Japan)	14,414	237,037
SoftBank Corp. (Japan)	94,857	137,331
SoftBank Group Corp. (Japan)	3,411	260,988
Tele2 AB, Class B (Sweden)	2,655	41,157
Vodafone Group PLC (United Kingdom)	98,006	106,475
		1,265,708
Total Common Stocks & Other Equity Interests (Cost $23,585,046)		33,644,764
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f) (Cost $11,592)	11,592	11,592
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $23,596,638)		33,656,356
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.12%
Invesco Private Government Fund, 4.32%(e)(f)(g)	573,272	$573,272
Invesco Private Prime Fund, 4.46%(e)(f)(g)	1,488,335	1,488,633
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,061,905)		2,061,905
TOTAL INVESTMENTS IN SECURITIES-105.99% (Cost $25,658,543)		35,718,261
OTHER ASSETS LESS LIABILITIES-(5.99)%		(2,018,004)
NET ASSETS-100.00%		$33,700,257

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $580,371, which represented 1.72% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,591	$361,998	$(363,997)	$-	$-	$11,592	$445
See accompanying notes which are an integral part of this schedule.

Invesco Next Gen Connectivity ETF (KNCT)—(continued)
July 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$406,458	$3,254,762	$(3,087,948)	$-	$-	$573,272	$5,140 *
Invesco Private Prime Fund	1,057,852	7,635,911	(7,205,135)	-	5	1,488,633	13,896 *
Total	$1,477,901	$11,252,671	$(10,657,080)	$-	$5	$2,073,497	$19,481

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Next Gen Media and Gaming ETF (GGME)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Advertising-2.26%
Integral Ad Science Holding Corp.(b)(c)	5,817	$47,700
Magnite, Inc.(b)(c)	11,431	263,027
Trade Desk, Inc. (The), Class A(b)	36,300	3,156,648
		3,467,375
Application Software-11.64%
Adobe, Inc.(b)	15,795	5,649,714
Autodesk, Inc.(b)	16,995	5,151,354
Beijing Kingsoft Office Software, Inc., A Shares (China)	2,203	95,651
Bentley Systems, Inc., Class B(c)	14,590	845,928
Catapult Group International Ltd. (Australia)(b)	10,474	44,422
Dassault Systemes SE (France)	58,734	1,935,151
DoubleVerify Holdings, Inc.(b)	11,032	169,010
Iflytek Co. Ltd., A Shares (China)	7,148	48,340
Life360, Inc.(b)(c)	5,238	401,178
Nemetschek SE (Germany)	2,797	417,958
Riskified Ltd., Class A(b)	8,512	43,411
Sinch AB(b)(d)	44,916	154,660
SoundHound AI, Inc., Class A(b)(c)	29,905	308,919
Unity Software, Inc.(b)	28,266	942,954
Vobile Group Ltd.(b)(d)	141,162	62,478
Zoom Communications, Inc., Class A(b)	21,269	1,574,969
		17,846,097
Casinos & Gaming-3.81%
Aristocrat Leisure Ltd. (Australia)	50,663	2,272,769
DraftKings, Inc., Class A(b)(c)	37,187	1,674,902
Evolution AB (Sweden)	12,068	1,076,822
Light & Wonder, Inc.(b)(c)	4,624	445,384
Playtech PLC (United Kingdom)	23,707	124,692
Sportradar Group AG (Switzerland)(b)	8,310	245,727
		5,840,296
Communications Equipment-0.04%
Harmonic, Inc.(b)(c)	6,621	56,345
Consumer Electronics-0.17%
Merry Electronics Co. Ltd. (Taiwan)	20,121	76,310
Sonos, Inc.(b)(c)	9,727	105,149
TCL Electronics Holdings Ltd. (China)(b)	67,237	87,079
		268,538
Electronic Equipment & Instruments-0.75%
Hexagon AB, Class B (Sweden)	104,913	1,156,271
Electronic Manufacturing Services-0.07%
GoerTek, Inc., A Shares (China)	14,400	45,761
Primax Electronics Ltd. (Taiwan)	23,331	56,545
		102,306
Interactive Home Entertainment-18.06%
Capcom Co. Ltd. (Japan)	26,483	675,510
CD Projekt S.A. (Poland)(c)	4,566	306,069
DeNA Co. Ltd. (Japan)(c)	4,374	68,305
Electronic Arts, Inc.	18,306	2,791,482
GungHo Online Entertainment, Inc. (Japan)	3,662	70,247
Kingsoft Corp. Ltd. (China)	83,256	378,586
Koei Tecmo Holdings Co. Ltd. (Japan)(c)	8,673	113,794
Konami Group Corp. (Japan)	7,230	983,526
Krafton, Inc. (South Korea)(b)	2,566	604,179
Mixi, Inc. (Japan)	2,908	66,684
Modern Times Group MTG AB, Class B (Sweden)(b)	7,413	76,440
NCSoft Corp. (South Korea)	1,002	139,119
	Shares	Value
Interactive Home Entertainment-(continued)
NetEase, Inc. (China)	128,149	$3,350,104
Netmarble Corp. (South Korea)(d)	2,423	103,478
Nexon Co. Ltd. (Japan)	33,397	612,338
Nintendo Co. Ltd. (Japan)	79,647	6,670,304
Paradox Interactive AB (Sweden)(c)	3,532	60,575
Pearl Abyss Corp. (South Korea)(b)	3,025	84,612
Roblox Corp., Class A(b)	51,030	7,031,424
Square Enix Holdings Co. Ltd. (Japan)	5,197	352,061
Take-Two Interactive Software, Inc.(b)	13,373	2,978,568
Ubisoft Entertainment S.A. (France)(b)	8,025	84,884
XD, Inc. (China)(c)(d)	15,368	102,280
		27,704,569
Interactive Media & Services-11.67%
fuboTV, Inc.(b)(c)	27,664	110,103
Hello Group, Inc., ADR (China)	9,759	80,316
JOYY, Inc., ADR (China)	2,234	112,147
Meta Platforms, Inc., Class A	16,754	12,958,214
Newborn Town, Inc. (China)(b)(d)	51,737	69,807
Pinterest, Inc., Class A(b)	48,132	1,857,895
Reddit, Inc., Class A(b)(c)	9,868	1,584,702
Snap, Inc., Class A(b)	95,932	904,639
Trump Media & Technology Group Corp.(b)(c)	8,574	150,817
Weibo Corp., A Shares (China)	7,214	70,439
		17,899,079
Internet Services & Infrastructure-3.41%
Cloudflare, Inc., Class A(b)	25,155	5,224,190
Leisure Products-0.52%
Peloton Interactive, Inc., Class A(b)(c)	19,611	140,022
Sankyo Co. Ltd. (Japan)	17,749	331,873
Sega Sammy Holdings, Inc. (Japan)	13,246	271,327
Tsuburaya Fields Holdings, Inc. (Japan)	3,441	52,482
		795,704
Movies & Entertainment-12.53%
China Ruyi Holdings Ltd. (China)(b)	797,927	318,995
iQIYI, Inc., ADR (China)(b)(c)	38,561	70,952
NetEase Cloud Music, Inc. (China)(b)(c)(d)	5,957	193,011
Netflix, Inc.(b)	9,559	11,082,705
Roku, Inc., Class A(b)	10,492	987,927
Spotify Technology S.A. (Sweden)(b)	9,296	5,824,316
Tencent Music Entertainment Group, ADR (China)(c)	35,655	748,398
		19,226,304
Semiconductors-22.35%
Advanced Micro Devices, Inc.(b)	55,144	9,722,439
Ambarella, Inc.(b)	3,437	227,151
Cambricon Technologies Corp. Ltd. (China)(b)	1,805	177,239
NVIDIA Corp.	80,122	14,251,300
QUALCOMM, Inc.	67,435	9,896,761
		34,274,890
Systems Software-0.30%
Adeia, Inc.	8,353	108,171
Dolby Laboratories, Inc., Class A	4,617	347,845
		456,016
Technology Hardware, Storage & Peripherals-12.32%
Apple, Inc.	58,320	12,105,482
Clevo Co. (Taiwan)	31,548	46,660
HTC Corp. (Taiwan)(b)	57,780	77,584
Lenovo Group Ltd. (China)	505,765	648,517
See accompanying notes which are an integral part of this schedule.

Invesco Next Gen Media and Gaming ETF (GGME)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Technology Hardware, Storage & Peripherals-(continued)
Logitech International S.A., Class R (Switzerland)(c)	10,163	$942,616
Shenzhen Transsion Holdings Co. Ltd., A Shares (China)	5,073	53,592
Xiaomi Corp., B Shares (China)(b)(d)	745,500	5,015,688
		18,890,139
Trading Companies & Distributors-0.08%
Xometry, Inc., Class A(b)(c)	3,770	121,922
Total Common Stocks & Other Equity Interests (Cost $128,813,676)		153,330,041
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f) (Cost $212,769)	212,769	212,769
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $129,026,445)		153,542,810
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.14%
Invesco Private Government Fund, 4.32%(e)(f)(g)	729,588	$729,588
Invesco Private Prime Fund, 4.46%(e)(f)(g)	4,095,705	4,096,524
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,826,112)		4,826,112
TOTAL INVESTMENTS IN SECURITIES-103.26% (Cost $133,852,557)		158,368,922
OTHER ASSETS LESS LIABILITIES-(3.26)%		(5,003,383)
NET ASSETS-100.00%		$153,365,539

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2025 was $5,701,402, which represented 3.72% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,434,921	$(1,222,152)	$-	$-	$212,769	$1,996
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,571,040	12,036,779	(12,878,231)	-	-	729,588	15,924 *
Invesco Private Prime Fund	4,091,534	35,574,981	(35,569,932)	89	(148)	4,096,524	42,755 *
Total	$5,662,574	$49,046,681	$(49,670,315)	$89	$(148)	$5,038,881	$60,675

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Oil & Gas Services ETF (PXJ)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Oil & Gas Drilling-11.26%
Helmerich & Payne, Inc.	41,784	$677,319
Patterson-UTI Energy, Inc.	111,238	657,416
Transocean Ltd.(b)(c)	246,350	719,342
Valaris Ltd.(b)(c)	16,774	815,720
		2,869,797
Oil & Gas Equipment & Services-63.14%
Aris Water Solutions, Inc., Class A(c)	26,980	573,865
Baker Hughes Co., Class A	31,685	1,427,409
Cactus, Inc., Class A(c)	15,240	644,804
Expro Group Holdings N.V.(b)	77,841	839,126
Halliburton Co.	59,072	1,323,213
Helix Energy Solutions Group, Inc.(b)(c)	101,572	602,322
Innovex International, Inc.(b)(c)	45,153	741,412
Liberty Energy, Inc., Class A	54,351	670,691
NOV, Inc.(c)	97,575	1,227,494
Oceaneering International, Inc.(b)(c)	33,409	724,975
RPC, Inc.	141,001	655,655
Schlumberger N.V.	34,765	1,175,057
Select Water Solutions, Inc., Class A	77,243	743,850
TechnipFMC PLC (United Kingdom)	38,995	1,418,248
Tidewater, Inc.(b)(c)	15,556	777,956
USA Compression Partners L.P.	45,813	1,092,640
Weatherford International PLC	25,846	1,461,591
		16,100,308
Oil & Gas Storage & Transportation-25.56%
DHT Holdings, Inc.	54,675	606,345
Dorian LPG Ltd.	28,971	834,075
Excelerate Energy, Inc., Class A(c)	21,989	564,238
Frontline PLC (Norway)(c)	62,917	1,158,931
International Seaways, Inc.(c)	17,215	686,879
Navigator Holdings Ltd.(c)	45,282	714,097
	Shares	Value
Oil & Gas Storage & Transportation-(continued)
Okeanis Eco Tankers Corp. (Greece)(d)	26,892	$636,265
Scorpio Tankers, Inc. (Monaco)	15,702	709,887
Teekay Tankers Ltd., Class A (Canada)(c)	14,312	606,113
		6,516,830
Total Common Stocks & Other Equity Interests (Cost $32,002,508)		25,486,935
Money Market Funds-0.48%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f) (Cost $121,749)	121,749	121,749
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.44% (Cost $32,124,257)		25,608,684
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.64%
Invesco Private Government Fund, 4.32%(e)(f)(g)	1,955,483	1,955,483
Invesco Private Prime Fund, 4.46%(e)(f)(g)	5,091,969	5,092,987
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,048,470)		7,048,470
TOTAL INVESTMENTS IN SECURITIES-128.08% (Cost $39,172,727)		32,657,154
OTHER ASSETS LESS LIABILITIES-(28.08)%		(7,159,085)
NET ASSETS-100.00%		$25,498,069

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2025 represented 2.50% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$128,164	$441,255	$(447,670)	$-	$-	$121,749	$1,295
See accompanying notes which are an integral part of this schedule.

Invesco Oil & Gas Services ETF (PXJ)—(continued)
July 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,072,755	$8,698,888	$(8,816,160)	$-	$-	$1,955,483	$22,681 *
Invesco Private Prime Fund	5,965,739	15,659,280	(16,532,032)	308	(308)	5,092,987	62,583 *
Total	$8,166,658	$24,799,423	$(25,795,862)	$308	$(308)	$7,170,219	$86,559

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Pharmaceuticals ETF (PJP)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Biotechnology-25.34%
AbbVie, Inc.	61,315	$11,589,761
Amgen, Inc.	40,750	12,025,325
Biogen, Inc.(b)	48,378	6,192,384
Gilead Sciences, Inc.	104,387	11,721,616
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(d)	39,023	0
Regeneron Pharmaceuticals, Inc.	10,296	5,616,056
Travere Therapeutics, Inc.(b)(c)	404,921	6,256,029
United Therapeutics Corp.(b)	19,728	5,419,282
		58,820,453
Health Care Equipment-4.65%
Abbott Laboratories	85,663	10,809,814
Pharmaceuticals-69.89%
Amneal Pharmaceuticals, Inc.(b)	852,056	6,663,078
Amphastar Pharmaceuticals, Inc.(b)(c)	243,301	5,097,156
ANI Pharmaceuticals, Inc.(b)(c)	106,508	6,747,282
Avadel Pharmaceuticals PLC(b)(c)	685,595	7,205,603
Bristol-Myers Squibb Co.	132,468	5,737,189
Collegium Pharmaceutical, Inc.(b)(c)	210,703	6,291,592
Corcept Therapeutics, Inc.(b)	80,867	5,431,836
Eli Lilly and Co.	15,701	11,619,839
Harmony Biosciences Holdings, Inc.(b)(c)	183,825	6,466,963
Innoviva, Inc.(b)(c)	324,361	5,893,639
Jazz Pharmaceuticals PLC(b)(c)	56,746	6,504,794
Johnson & Johnson	74,308	12,241,500
Ligand Pharmaceuticals, Inc.(b)(c)	61,113	8,041,249
Merck & Co., Inc.	146,770	11,465,672
Ocular Therapeutix, Inc.(b)(c)	895,026	10,364,401
Pacira BioSciences, Inc.(b)(c)	240,570	5,073,621
Perrigo Co. PLC	227,277	6,061,478
Pfizer, Inc.	482,326	11,233,373
	Shares	Value
Pharmaceuticals-(continued)
Prestige Consumer Healthcare, Inc.(b)(c)	72,328	$5,348,656
Supernus Pharmaceuticals, Inc.(b)	190,536	6,687,814
Tarsus Pharmaceuticals, Inc.(b)	148,316	5,757,627
Viatris, Inc.	722,265	6,312,596
		162,246,958
Total Common Stocks & Other Equity Interests (Cost $220,899,933)		231,877,225
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f) (Cost $172,957)	172,957	172,957
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $221,072,890)		232,050,182
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.38%
Invesco Private Government Fund, 4.32%(e)(f)(g)	8,625,617	8,625,617
Invesco Private Prime Fund, 4.46%(e)(f)(g)	22,426,129	22,430,614
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,056,231)		31,056,231
TOTAL INVESTMENTS IN SECURITIES-113.33% (Cost $252,129,121)		263,106,413
OTHER ASSETS LESS LIABILITIES-(13.33)%		(30,953,309)
NET ASSETS-100.00%		$232,153,104

Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$272,687	$1,133,006	$(1,232,736)	$-	$-	$172,957	$2,454
See accompanying notes which are an integral part of this schedule.

Invesco Pharmaceuticals ETF (PJP)—(continued)
July 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,157,839	$14,582,490	$(21,114,712)	$-	$-	$8,625,617	$122,115 *
Invesco Private Prime Fund	39,432,164	40,938,347	(57,939,911)	2,010	(1,996)	22,430,614	328,738 *
Total	$54,862,690	$56,653,843	$(80,287,359)	$2,010	$(1,996)	$31,229,188	$453,307

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Semiconductors ETF (PSI)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Automotive Parts & Equipment-2.12%
Mobileye Global, Inc., Class A (Israel)(b)(c)	1,054,633	$15,017,974
Electronic Equipment & Instruments-2.85%
Advanced Energy Industries, Inc.(c)	145,754	20,248,146
Semiconductor Materials & Equipment-31.93%
ACM Research, Inc., Class A(b)(c)	735,395	22,326,592
Applied Materials, Inc.	194,026	34,936,321
Camtek Ltd. (Israel)(b)(c)	259,431	24,425,429
Cohu, Inc.(b)(c)	965,463	17,243,169
KLA Corp.	39,800	34,985,394
Kulicke & Soffa Industries, Inc. (Singapore)	523,930	17,163,947
Lam Research Corp.	374,070	35,476,799
Nova Ltd. (Israel)(b)(c)	86,469	22,705,895
Photronics, Inc.(b)	853,795	17,383,266
		226,646,812
Semiconductors-63.12%
Allegro MicroSystems, Inc. (Japan)(b)(c)	655,709	20,595,820
Ambarella, Inc.(b)(c)	274,120	18,116,591
Analog Devices, Inc.	144,779	32,521,707
Broadcom, Inc.	133,243	39,133,469
Cirrus Logic, Inc.(b)	167,610	16,880,003
Credo Technology Group Holding Ltd.(b)	269,079	30,015,762
Intel Corp.	833,436	16,502,033
Lattice Semiconductor Corp.(b)(c)	358,088	17,843,525
MACOM Technology Solutions Holdings, Inc.(b)	138,493	18,992,930
Marvell Technology, Inc.	268,367	21,568,656
Micron Technology, Inc.	177,704	19,394,614
NVIDIA Corp.	231,737	41,219,060
QUALCOMM, Inc.	211,264	31,005,105
Semtech Corp.(b)(c)	441,653	22,568,468
Silicon Laboratories, Inc.(b)	136,597	17,999,387
SiTime Corp.(b)	85,542	17,352,195
	Shares	Value
Semiconductors-(continued)
Skyworks Solutions, Inc.	239,912	$16,443,568
Texas Instruments, Inc.	171,355	31,025,536
Tower Semiconductor Ltd. (Israel)(b)	412,015	18,849,686
		448,028,115
Total Common Stocks & Other Equity Interests (Cost $563,942,421)		709,941,047
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $123,524)	123,524	123,524
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $564,065,945)		710,064,571
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.54%
Invesco Private Government Fund, 4.32%(d)(e)(f)	22,730,238	22,730,238
Invesco Private Prime Fund, 4.46%(d)(e)(f)	59,166,933	59,178,766
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $81,910,375)		81,909,004
TOTAL INVESTMENTS IN SECURITIES-111.58% (Cost $645,976,320)		791,973,575
OTHER ASSETS LESS LIABILITIES-(11.58)%		(82,167,178)
NET ASSETS-100.00%		$709,806,397

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$458,979	$1,810,123	$(2,145,578)	$-	$-	$123,524	$5,613
See accompanying notes which are an integral part of this schedule.

Invesco Semiconductors ETF (PSI)—(continued)
July 31, 2025
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,907,068	$80,729,600	$(65,906,430)	$-	$-	$22,730,238	$188,703 *
Invesco Private Prime Fund	20,577,921	154,660,065	(116,057,849)	(135)	(1,236)	59,178,766	513,690 *
Total	$28,943,968	$237,199,788	$(184,109,857)	$(135)	$(1,236)	$82,032,528	$708,006

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco AI and Next Gen Software ETF
Investments in Securities
Common Stocks & Other Equity Interests	$437,091,080	$66,335,512	$-	$503,426,592
Money Market Funds	570,133	77,408,878	-	77,979,011
Total Investments	$437,661,213	$143,744,390	$-	$581,405,603
Invesco Biotechnology & Genome ETF
Investments in Securities
Common Stocks & Other Equity Interests	$225,513,213	$-	$-	$225,513,213
Money Market Funds	96,263	25,542,865	-	25,639,128
Total Investments	$225,609,476	$25,542,865	$-	$251,152,341
Invesco Building & Construction ETF
Investments in Securities
Common Stocks & Other Equity Interests	$249,303,972	$-	$-	$249,303,972
Money Market Funds	268,474	12,265,850	-	12,534,324
Total Investments	$249,572,446	$12,265,850	$-	$261,838,296
Invesco Energy Exploration & Production ETF
Investments in Securities
Common Stocks & Other Equity Interests	$69,547,198	$-	$-	$69,547,198
Money Market Funds	113,173	11,105,387	-	11,218,560
Total Investments	$69,660,371	$11,105,387	$-	$80,765,758
Invesco Food & Beverage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$95,509,225	$-	$-	$95,509,225
Money Market Funds	232,964	14,508,946	-	14,741,910
Total Investments	$95,742,189	$14,508,946	$-	$110,251,135

	Level 1	Level 2	Level 3	Total
Invesco Leisure and Entertainment ETF
Investments in Securities
Common Stocks & Other Equity Interests	$345,023,252	$-	$-	$345,023,252
Money Market Funds	371,687	43,977,820	-	44,349,507
Total Investments	$345,394,939	$43,977,820	$-	$389,372,759
Invesco Next Gen Connectivity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$25,117,803	$8,526,961	$-	$33,644,764
Money Market Funds	11,592	2,061,905	-	2,073,497
Total Investments	$25,129,395	$10,588,866	$-	$35,718,261
Invesco Next Gen Media and Gaming ETF
Investments in Securities
Common Stocks & Other Equity Interests	$122,502,207	$30,827,834	$-	$153,330,041
Money Market Funds	212,769	4,826,112	-	5,038,881
Total Investments	$122,714,976	$35,653,946	$-	$158,368,922
Invesco Oil & Gas Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$25,486,935	$-	$-	$25,486,935
Money Market Funds	121,749	7,048,470	-	7,170,219
Total Investments	$25,608,684	$7,048,470	$-	$32,657,154
Invesco Pharmaceuticals ETF
Investments in Securities
Common Stocks & Other Equity Interests	$231,877,225	$-	$0	$231,877,225
Money Market Funds	172,957	31,056,231	-	31,229,188
Total Investments	$232,050,182	$31,056,231	$0	$263,106,413
Invesco Semiconductors ETF
Investments in Securities
Common Stocks & Other Equity Interests	$709,941,047	$-	$-	$709,941,047
Money Market Funds	123,524	81,909,004	-	82,032,528
Total Investments	$710,064,571	$81,909,004	$-	$791,973,575